Stockholders' Equity - Summary of Appropriated Reserves (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reserves within equity [line items]
Capital reserves	R$ 285	R$ 285	R$ 285
Revenue reserves	12,214	3,158	9,782
Total reserves at parent company	12,499	3,443	10,067
Premium on subscription of shares [Member]
Disclosure of reserves within equity [line items]
Capital reserves	284	284	284
Reserves from tax incentives, restatement of equity securities and other [Member]
Disclosure of reserves within equity [line items]
Capital reserves	1	1	1
Legal [Member]
Disclosure of reserves within equity [line items]
Revenue reserves	8,893	7,838	6,895
Statutory [Member]
Disclosure of reserves within equity [line items]
Revenue reserves	588	1,132	9,461
Dividends equalization [Member]
Disclosure of reserves within equity [line items]
Other reserves	499	337	3,355
Working capital increase [Member]
Disclosure of reserves within equity [line items]
Other reserves			1,655
Increase in capital of investees [Member]
Disclosure of reserves within equity [line items]
Other reserves	89	795	4,451
Corporate reorganizations [Member]
Disclosure of reserves within equity [line items]
Other reserves	(10,925)	(10,862)	(9,277)
Unrealized profits [Member]
Disclosure of reserves within equity [line items]
Other reserves	R$ 13,658	R$ 5,050	R$ 2,703